Convertible Debts (Narrative) (Details) (Convertible Senior Notes [Member], USD $)	1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Oct. 15, 2013	Oct. 15, 2014 Subsequent Event [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Oct. 31, 2013 ADS [Member] trading_days
Convertible Debts [Line Items]
Convertible debts issued			$ 172,500,000
Convertible debts, interest rate	4.00%
Initial conversion rate							39.0472
Initial conversion ratio, basis amount							1,000
Initial conversion price (in US dollar per ADS)							$ 25.61
Redemption at option of holders [Abstract]
Percentage of redemption price to principal amount	100.00%
Redemption at option of the company [Abstract]
Minimum percentage of share price to conversion price when issuer may redeem debts							130.00%
Minimum trading days when share price exceeds threshold							20
Consecutive trading days prior to redemption notice							30 days
Notice period of redemption before the redemption date					60 calendar days	30 calendar days
Percentage of redemption price to principal amount	100.00%
Conversion [Abstract]
Initial conversion rate							39.0472
Initial conversion ratio, basis amount							1,000
Initial conversion price (in US dollar per ADS)							$ 25.61
Convertible debts, beneficial conversion feature	0
Net proceeds received from the issuance of the Notes	166,395,000
Frequency of periodic payments		semi-annually
Convertible debts, issuance costs	6,834,000
Amortization period of deferred charges up to the first redemption date		3 years
Convertible debts, additional interest expense				$ 357,000
Convertible debts, incremental interest rate				0.50%